[LETTERHEAD OF CLIFFORD CHANCE US LLP]

November 26, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PowerShares Actively Managed Exchange-Traded Fund Trust
Securities Act File No. 333-
Investment Company Act File No. 811-

Ladies and Gentlemen:

               On behalf of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Registration Statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, relating to the PowerShares Active AlphaQ Fund, the PowerShares Active Multi-Cap Fund, the PowerShares Active Mega-Cap Portfolio and the PowerShares Active Low Duration Portfolio.

               We anticipate filing a subsequent filing to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going effective. No fees are required in connection with this filing.

Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss